SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo International Value Fund (the “Fund”)

Effective immediately, the Wells Fargo International Value Fund is no longer offered.

April 26, 2021